Notes Payable (Notes Payable Represent Promissory Notes) (Parenthetical) (Detail) (USD $)					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 15, 2013	Mar. 21, 2013	Mar. 31, 2014 Officer and Shareholder [Member]	Dec. 31, 2013 Officer and Shareholder [Member]	Mar. 31, 2014 President and Ceo [Member] Secured By Asset [Member]	Dec. 31, 2013 President and Ceo [Member] Secured By Asset [Member]	Mar. 31, 2014 Officer [Member]	Dec. 31, 2013 Officer [Member]
Notes and Promissory Notes [Line Items]
Interest percentage	16.00%	16.00%	18.50%	18.50%	31.00%	31.00%	7.49%	7.49%
Debt Instrument, Frequency of Periodic Payment					12 blended months	12 blended monthly payments
Debt Instrument, Periodic Payment, Principal					$ 5,645	$ 5,645	$ 2,691	$ 2,691